Loans and Borrowings	12 Months Ended
Jul. 31, 2021
Borrowings [abstract]
Loans and Borrowings

21. Loans and Borrowings

The following table is the Company's loans and borrowings as at July 31, 2021

		July 31, 2021	July 31, 2020
		$	$
Term Loan	(A)	-	29,930
Senior notes payable	(B)	50,159	-
RDC Loan	(C)	-	-
Total Loans and Borrowings		50,159	29,930
Current		50,159	29,930
Non-current		-	-

A.   Term Loan

On February 14, 2019, the Company entered into a syndicated credit facility with Canadian Imperial Bank of Commerce ("CIBC") as Sole Bookrunner, Co-Lead Arranger and Administrative Agent and Bank of Montreal as Co-Lead Arranger and Syndication Agent (together "the Lenders"). The Lenders provided the Company with up to $65,000 in secured debt financing at a rate of interest that is expected to average in the mid-to-high 5% per annum range. The credit facility consisted of an up to $50,000 term loan ("Term Loan") and up to a $15,000 in a revolving credit facility which is limited to the Company's working capital assets available to support funded balances. The credit facility had a maturity date of February 14, 2022 and was secured against the Company's property, plant and equipment. The Company was to repay at minimum 2.5% of the initial amount drawn each quarter per the terms of the credit facility agreement. On February 14, 2019, the Company received $35,000 on the Term Loan and incurred financing costs of $1,347.

On July 31, 2020 the Company was not in compliance with an administrative banking covenant which mandated that the Company does not utilize a Canadian dollar operating bank account with any institution other than the Lenders. The Company was subject to the covenant 90 days after entering the syndicated credit facility on February 14, 2019. The Company received an amendment on October 29, 2020 allowing it to rectify this administrative breach by April 27, 2021. Due to the amendment being received after July 31, 2020 and within the three months ended October 31, 2020 the Company classified its Term Loan as a current liability on July 31, 2020. On April 30, 2021, the Company repaid the credit facility in full and therefore is no longer subject to the credit facility's financial or administrative covenants.

In the year ended July 31, 2021, total interest expenses were $990 (July 31, 2020 - $723) and total interest capitalized was $419 (July 31, 2020 - $896).

The following table illustrates the continuity schedule of the term loan as at July 31, 2021 and July 31, 2020:

		July 31, 2021	July 31, 2020
Term loan		$	$
Opening balance		30,625	34,125
Repayments		(30,625)	(3,500)
Ending balance		-	30,625
Deferred financing costs	$		$
Opening balance		(695)	(751)
Additions		(98)	(445)
Amortization of deferred finance costs		793	501
Ending balance		-	(695)
Total term loan		-	29,930
Current portion		-	29,930
Long-term portion		-	-

B. Senior Notes Payable

On June 1, 2021 as part of the Zenabis acquisition, the Company assumed senior notes which have a principal amount owing of $51,875 and a maturity date of March 31, 2025. The senior notes bear interest at 14% per annum calculated and compounded monthly in arrears and payable to the lender on the first day of each month. The debt is secured against the assets of Zenabis Global Inc and it’s subsidiaries.

Prior to the business acquisition of Zenabis, certain covenants were claimed by the lender to be in breach, and a demand for repayment was received by the borrower. Zenabis filed a petition on February 19, 2021 for a determination of the amount required to repay and terminate the senior notes and to obtain discharges of the debenture and related security (Note 31). Further, the senior notes contain a covenant that requires lender permission for a change in control event. This was not obtained prior to the close of the acquisition of Zenabis and as such, the debt remains in default. Accordingly, the senior notes have been classified as current debt and recorded initially at fair value at the business acquisition date and amortized cost thereafter.

The following table illustrates the continuity schedule of the senior notes payable as at July 31, 2021 and July 31, 2020:

	July 31,2021	July 31, 2020
	$	$
Opening Balance
Assumed on business combination	50,138	-
Interest paid	(1,210)	-
Interest expense	1,231	-
Closing Balance	50,159	-
Current portion	50,159	-
Long-term portion	-	-

The following table represents the loans and borrowings repayment schedule as at July 31, 2021:

July 31, 2022	$51,875
Thereafter	-
$51,875

C. RDC Loan

Balance as at July 31, 2020	$–
Acquired on business acquisition	2,056
Debt repayment	(2,056)
Balance as at July 31, 2021	$–

On June 1,2021 the Company completed its business acquisition of Zenabis (Note 15) and assumed a loan payable. The loan payable was originally issued by the acquiree in August 2017 and matures on August 30, 2027. The loan bore interest of 6%. The loan was repaid subsequent to the close of the acquisition.